Preferred shares - The key transaction of Preferred Shares and Accounting for Preferred Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Millions	1 Months Ended					2 Months Ended		8 Months Ended		11 Months Ended	12 Months Ended						18 Months Ended
	Nov. 30, 2019 CNY (¥) shares	Nov. 30, 2019 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Oct. 31, 2018 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Aug. 31, 2019 CNY (¥) shares	Aug. 31, 2019 USD ($) shares	Dec. 31, 2016 shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥) shares	Nov. 30, 2019 shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Oct. 31, 2018 shares	Dec. 31, 2020 $ / shares shares	Nov. 29, 2019 $ / shares	Dec. 28, 2018 $ / shares	Dec. 31, 2015 shares
Preferred shares
Number of shares issued | shares												537,372,580		204,342,105
Re-designation of Preferred Shares from ordinary shares (in shares) | shares														24,999,985
Re-designation of Preferred Shares from ordinary shares, consideration														¥ 656,234
Share-based compensation recognized upon re-designation of ordinary shares as preferred shares											¥ 0	¥ 0		36,700
Deemed dividends to preferred shareholders in connection with the re-designation											0	0		¥ 118,900
Repurchase of Preferred Shares (in shares) | shares														105,749,720
Deemed dividends to preferred shareholders upon repurchases of preferred shares			¥ 562,000											¥ 562,138
Consideration on repurchase of Preferred Shares, paid to related investors			306,000
Payable to preferred shares investors			¥ 2,415,000											2,415,000
Consideration on issuance of Preferred Shares												15,844,058		5,330,187
Cash consideration from issuance of preferred shares												15,844,058		2,584,907
Preferred Shares, par value (in dollars per share) | $ / shares																		$ 0.00002
Accretion on convertible redeemable preferred shares to redemption value											1,755,228	1,866,528		1,237,109
Issuance cost for preferred shares
Series A Convertible Redeemable Preferred Shares | One Investor
Preferred shares
Convertible redeemable preferred shares, shares issued | shares																					32,868,815
Series B Convertible Redeemable Preferred Shares
Preferred shares
Number of shares issued | shares										402,891,265						156,740,580
Convertible redeemable preferred shares, shares issued | shares							298,483,760											0
Aggregated cash consideration																¥ 2,670,000
Number of shares issued pursuant to acquisitions | shares			298,483,760	298,483,760
Re-designation of Preferred Shares from ordinary shares (in shares) | shares																213,281,870
Re-designation of Preferred Shares from ordinary shares, consideration														¥ 0
Re-designation of Preferred Shares from ordinary shares, consideration																¥ 3,633,000
Cash consideration received by Series A Preferred shareholders upon transfer of re-designated shares to new investors.																¥ 560,000
Re-designation of Series C Preferred Shares from Series B Preferred Shares (in shares) | shares															5,869,830
Repurchase of Preferred Shares (in shares) | shares			98,537,675	98,537,675										98,537,675
Consideration on repurchase of Preferred Shares			¥ 2,537,000
Consideration on issuance of Preferred Shares												0		¥ 0
Preferred Shares, par value (in dollars per share) | $ / shares							$ 0.00002													$ 0.00002
Accretion on convertible redeemable preferred shares to redemption value											242,270	366,440		¥ 521,255
Threshold period to complete Qualified IPO, to trigger redemption of Preferred Shares														5 years
Series C Convertible Redeemable Preferred Shares
Preferred shares
Number of shares issued | shares															406,197,585		477,780,220
Convertible redeemable preferred shares, shares issued | shares							470,568,175											0
Number of shares issued pursuant to acquisitions | shares			470,568,175	470,568,175
Re-designation of Preferred Shares from ordinary shares (in shares) | shares					24,999,985									24,999,985	40,712,820
Re-designation of Preferred Shares from ordinary shares, consideration					¥ 656,000									¥ 656,234	¥ 875,000
Re-designation from other series of Preferred Shares															126,000
Repurchase of Preferred Shares (in shares) | shares			7,212,045	7,212,045										7,212,045
Consideration on repurchase of Preferred Shares			¥ 184,000
Consideration on issuance of Preferred Shares												0		¥ 0
Cash consideration from issuance of preferred shares															¥ 8,730,000
Preferred Shares, par value (in dollars per share) | $ / shares							$ 0.00002													0.00002
Accretion on convertible redeemable preferred shares to redemption value											554,415	¥ 829,746		¥ 711,853
Series D Convertible Redeemable Preferred Shares
Preferred shares
Number of shares issued | shares	105,263,160	105,263,160	204,342,105	204,342,105				121,230,265	121,230,265			226,493,425	430,835,530	204,342,105
Convertible redeemable preferred shares, shares issued | shares							430,835,530											0
Re-designation of Preferred Shares from ordinary shares, consideration														¥ 0
Consideration on issuance of Preferred Shares			¥ 5,330,000	$ 776.5								¥ 5,909,282		5,330,187
Cash consideration from issuance of preferred shares	¥ 2,801,000	$ 400.0						¥ 3,108,000	$ 461.0
Preferred Shares, par value (in dollars per share) | $ / shares							$ 0.00002													$ 0.00002
Accretion on convertible redeemable preferred shares to redemption value											519,201	¥ 587,753		¥ 4,001
Threshold period to complete Qualified IPO, to trigger redemption of Preferred Shares														5 years
Series D+ Convertible Redeemable Preferred Shares
Preferred shares
Number of shares issued | shares						310,879,155	310,879,155					310,879,155
Convertible redeemable preferred shares, shares issued | shares							310,879,155											0
Re-designation of Preferred Shares from ordinary shares, consideration														¥ 0
Consideration on issuance of Preferred Shares												¥ 9,934,776		0
Cash consideration from issuance of preferred shares						¥ 9,935,000	$ 1,418.0
Preferred Shares, par value (in dollars per share) | $ / shares							$ 0.00002												$ 0.00002
Accretion on convertible redeemable preferred shares to redemption value											¥ 439,342	¥ 82,589		¥ 0